Related Party Transactions (Details) - USD ($)					1 Months Ended			12 Months Ended
	Apr. 26, 2016	Apr. 21, 2016	Dec. 31, 2014	Sep. 23, 2011	Aug. 25, 2016	Apr. 30, 2016	Jan. 27, 2015	Mar. 31, 2017	Mar. 31, 2016	Feb. 21, 2017	Nov. 23, 2015	Jul. 10, 2015	Apr. 08, 2015
Related Party Transactions (Textual)
Exercise price (in dollars per share)								$ 1.67	$ 0.005
Due to related parties									$ 117,124
Aggregate principal amount			$ 242,498					50,000
Warrant [Member]
Related Party Transactions (Textual)
Exercise price (in dollars per share)									$ 0.01
Trinad Management LLC [Member] | First Senior Note [Member]
Related Party Transactions (Textual)
Converted value in excess of principal			1,000,000				$ 5,000,000
Trinad Management LLC [Member] | Warrant [Member] | First Senior Note [Member]
Related Party Transactions (Textual)
Number of shares issued		1,144,986
Exercise price (in dollars per share)		$ 0.005
Mr. Robert Ellin [Member]
Related Party Transactions (Textual)
Due to related parties								0	$ 117,124
Trinad Capital [Member] | First Senior Note [Member]
Related Party Transactions (Textual)
Exercise price (in dollars per share)		$ 0.01
Aggregate principal amount			1,000,000							$ 1,197,897
Trinad Capital [Member] | Second Senior Note [Member]
Related Party Transactions (Textual)
Exercise price (in dollars per share)	$ 0.01
Principal notes payable									1,784,000
Aggregate principal amount	$ 3,000,000								1,784,000	$ 2,383,180	$ 2,000,000	$ 1,000,000	$ 195,500
Trinad Capital [Member] | Second Senior Note [Member] | As Restated [Member]
Related Party Transactions (Textual)
Aggregate principal amount												$ 195,500
Trinad Capital [Member] | Warrant [Member]
Related Party Transactions (Textual)
Number of shares issued						3,352,754
Exercise price (in dollars per share)						$ 0.005
Principal notes payable									1,000,000
Aggregate principal amount			$ 700,000
Trinad Capital [Member] | Warrant [Member] | First Senior Note [Member]
Related Party Transactions (Textual)
Number of shares issued		1,144,986
Exercise price (in dollars per share)		$ 0.005
Trinad Capital [Member] | Warrant [Member] | Second Senior Note [Member]
Related Party Transactions (Textual)
Number of shares issued	2,207,768
Exercise price (in dollars per share)	$ 0.005
Repayment of notes payable								450,000
Aggregate principal amount	$ 3,000,000							820,100
Management Services Agreement [Member] | Trinad Management LLC [Member]
Related Party Transactions (Textual)
Management service fee				$ 2,080,000				360,000	360,000
Management service payable				90,000				30,000
Due to related parties				$ 1,000,000				239,080	$ 1,000,000
Agreement term				3 years
Repayment of notes payable								$ 750,000
Management Services Agreement [Member] | Trinad Management LLC [Member] | Warrant [Member]
Related Party Transactions (Textual)
Number of shares issued					2,148,648
Exercise price (in dollars per share)					$ 0.075
Expiration period				10 years
Amortized period				3 years
Management Services Agreement [Member] | Trinad Management LLC [Member] | Warrant 1 [Member]
Related Party Transactions (Textual)
Number of shares issued				2,250,000
Exercise price (in dollars per share)				$ 0.075